Aggressive Allocation Fund Investment Strategy - Aggressive Allocation Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	●The Fund, primarily through investments in the GuideStone Funds® Select Funds (Select Funds), combines a greater percentage of U.S. equity securities with a smaller percentage of non-U.S. equity securities.●The Adviser uses the following potential ranges in allocating the Fund’s assets among the Select Funds.Asset Class(1)RangeFixed Income(2)0-10%Equities(3)90-100%(1)All asset classes include a fund or funds which may invest a portion of its or their assets in derivatives. (2)The Fixed Income asset class may include impact-related investments. (3)The Equities asset class may include a fund which may invest a portion of its assets in fixed income securities.●The Adviser may change the allocation ranges from time to time and may add or eliminate new or existing Select Funds without shareholder approval.●The asset classes in which the Fund may invest through the Select Funds generally are divided into: ●Equity securities (such as common and preferred stock of U.S. companies and foreign companies, including those located in developed and emerging markets, of any sizes and employing both growth and value investment styles); and ●Fixed income securities (such as debt instruments issued by the U.S. government and its agencies and instrumentalities and short-term investments such as money market instruments).●The Fund may invest to a lesser extent in investments with the intention of generating positive impact in accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, alongside financial returns, to effectively promote the Adviser’s impact themes of Sanctity of Life and Spreading of the Gospel, Human Dignity and Advancement and Stewardship of God’s Creation.●As part of its allocation to the equities asset class, the Fund may invest in Select Funds that employ an index strategy, which seeks to provide investment results approximating the returns of a specified index.●The Fund will rebalance its assets from time to time to adjust for changes in the values of the underlying Select Funds and changes to the allocation targets.●In accordance with GuideStone's Christian values, the Fund and the Select Funds do not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.